Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating Expenses [Abstract]
Schedule of vessel operating expenses	Vessel operating expenses are comprised of the following:

	Year Ended December 31,
	2020	2021	2022
Crew wages and related costs	$34,364	$36,821	$38,083
Insurance	3,380	3,601	4,749
Repairs, maintenance and drydocking costs	10,097	8,797	12,148
Spares, stores and provisions	14,921	15,473	16,623
Lubricants	4,059	3,846	5,068
Taxes	642	690	674
Miscellaneous	2,623	2,821	2,866
Total	$70,086	$72,049	$80,211